INCOME TAXES - Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CHINA
INCOME TAXES
Preferential tax effect	$ 797,235	$ 1,160,939	$ 975,859